Financial Instruments and Risk Management - Maturity Analysis of Non-Derivative and Derivative Liabilities (Details) - Liquidity Risk - USD ($) $ in Thousands		Mar. 31, 2019		Mar. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	$ 281,519	[2]	$ 278,156
Borrowing interest payments		29,016		48,750
Derivative financial instruments		620
Acceptances		8,366		8,898
Trade and other payables		83,487		72,142
Less than 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	209,180	[2]	152,330
Borrowing interest payments		21,820		26,024
Derivative financial instruments		620
Acceptances		8,366		8,898
Trade and other payables		83,487		72,142
1-3 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments	[1]	72,339	[2]	50,650
Borrowing interest payments		7,196		15,319
Derivative financial instruments
Acceptances
Trade and other payables
3-5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments				75,176	[1]
Borrowing interest payments				7,407
Derivative financial instruments
Acceptances
Trade and other payables
More than 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowing principal payments
Borrowing interest payments
Derivative financial instruments
Acceptances
Trade and other payables

[1]	Excludes cumulative effect of unamortized costs.
[2]	Includes senior convertible bonds, which are payable in cash at the option of the issuer.